(Loss)/earnings per share - Ordinary shares (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Weighted-average number of ordinary
Issued ordinary share at the beginning of the year/period	1,244,854,689	1,202,646,619	1,204,860,715	865,591,398
Effect of shares issued upon IPO and exercise of the over-allotment option				90,911,146
Effect of shares converted from Series A preferred shares				83,495,097
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option		40,181,685
Effect of shares released from share incentive plan (Note 27)	281,729	2,878,812	2,369,454	64,373,834
Effect of repurchase of shares (Note 26(b)(v))	(209,553)	(2,386,739)	(1,702,821)
Weighted average number of ordinary shares	1,244,926,865	1,243,320,377	1,205,527,348	1,104,371,475